Quarterly portfolio holdings
John Hancock
International Dynamic Growth Fund
International equity
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 95.1%		$2,330,870,917
(Cost $2,011,808,622)
Argentina 0.8%		18,634,281
Grupo Financiero Galicia SA, ADR (A)	369,215	18,634,281
Australia 1.0%		25,309,097
QBE Insurance Group, Ltd.	1,706,133	25,309,097
Belgium 1.6%		38,849,021
UCB SA	180,815	38,849,021
Canada 4.3%		105,031,028
Loblaw Companies, Ltd.	131,000	21,184,447
Shopify, Inc., Class A (B)	455,300	55,642,213
Thomson Reuters Corp.	140,535	28,204,368
China 5.2%		128,198,230
Alibaba Group Holding, Ltd.	1,377,500	20,710,389
BYD Company, Ltd., H Shares	1,159,800	16,934,065
Tencent Holdings, Ltd.	1,293,400	90,553,776
France 9.2%		225,214,096
Air Liquide SA	167,051	32,865,057
EssilorLuxottica SA	80,460	23,925,158
Safran SA	177,445	58,512,765
Schneider Electric SE	74,785	19,353,873
Societe Generale SA	1,418,757	90,557,243
Germany 15.8%		387,801,068
Deutsche Boerse AG	103,954	30,082,994
Heidelberg Materials AG	252,207	58,182,831
MTU Aero Engines AG	127,572	55,029,293
SAP SE	411,364	117,631,941
Scout24 SE (C)	168,682	22,542,959
Siemens Energy AG (B)	901,124	104,331,050
India 2.9%		70,894,690
ICICI Bank, Ltd., ADR	2,103,700	70,894,690
Ireland 1.5%		35,933,902
Experian PLC	681,975	35,933,902
Israel 0.9%		22,837,989
Check Point Software Technologies, Ltd. (B)	122,653	22,837,989
Italy 1.0%		25,558,865
Ferrari NV	58,286	25,558,865
Japan 14.3%		351,063,085
Advantest Corp.	420,200	27,942,919
Fujikura, Ltd.	1,040,400	70,624,878
Hitachi, Ltd.	1,433,700	43,872,143
Kobe Bussan Company, Ltd.	770,500	20,517,882
Mitsubishi Heavy Industries, Ltd.	4,525,200	108,045,473
Mitsubishi UFJ Financial Group, Inc.	2,290,800	31,573,566
Sanrio Company, Ltd.	444,800	18,251,097
Tokio Marine Holdings, Inc.	753,000	30,235,127
Netherlands 3.4%		82,624,528
Adyen NV (B)(C)	1,684	2,888,317
ASM International NV	48,654	23,551,334
Euronext NV (C)	209,029	33,693,191
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands (continued)
Prosus NV (B)	393,722	$22,491,686
Norway 0.7%		16,817,358
Kongsberg Gruppen ASA	562,771	16,817,358
Singapore 1.6%		40,290,380
Sea, Ltd., ADR (B)	257,200	40,290,380
South Korea 1.4%		34,423,045
SK Hynix, Inc.	177,607	34,423,045
Sweden 1.4%		34,605,684
Spotify Technology SA (B)	55,233	34,605,684
Switzerland 3.8%		92,620,121
Accelleron Industries AG	268,450	24,450,920
Cie Financiere Richemont SA, A Shares	31,791	5,190,713
Coca-Cola HBC AG (B)	585,563	30,433,112
UBS Group AG	875,723	32,545,376
Taiwan 5.3%		128,626,005
Taiwan Semiconductor Manufacturing Company, Ltd.	3,341,000	128,626,005
United Kingdom 12.2%		298,676,668
Admiral Group PLC	525,173	23,673,044
BAE Systems PLC	2,410,505	57,516,364
Barclays PLC	14,209,200	69,455,109
InterContinental Hotels Group PLC	100,905	11,608,170
London Stock Exchange Group PLC	125,715	15,324,087
RELX PLC	545,993	28,354,233
Rolls-Royce Holdings PLC	6,534,593	92,745,661
United States 5.2%		126,814,252
Meta Platforms, Inc., Class A	68,992	53,361,172
Netflix, Inc. (B)	44,570	51,674,458
Philip Morris International, Inc.	132,756	21,778,622
Uruguay 1.6%		40,047,524

MercadoLibre, Inc. (B)	16,870	40,047,524
Exchange-traded funds 3.1%		$75,893,490
(Cost $69,640,547)
iShares Core MSCI EAFE ETF	927,000	75,893,490

	Yield (%)	Shares	Value
Short-term investments 0.0%			$47,522
(Cost $47,524)
Short-term funds 0.0%			47,522
John Hancock Collateral Trust (D)	4.2650(E)	4,751	47,522

Total investments (Cost $2,081,496,693) 98.2%	$2,406,811,929
Other assets and liabilities, net 1.8%	44,932,809
Total net assets 100.0%	$2,451,744,738

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $45,847.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

The fund had the following sector composition as a percentage of net assets on 7-31-25:
Industrials	30.4%
Financials	22.4%
Information technology	16.8%
Communication services	11.9%
Consumer discretionary	6.5%
Consumer staples	3.9%
Materials	3.7%
Health care	2.6%
Short-term investments and other	1.8%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$18,634,281	$18,634,281	—	—
Australia	25,309,097	—	$25,309,097	—
Belgium	38,849,021	—	38,849,021	—
Canada	105,031,028	105,031,028	—	—
China	128,198,230	—	128,198,230	—
France	225,214,096	—	225,214,096	—
Germany	387,801,068	—	387,801,068	—
India	70,894,690	70,894,690	—	—
Ireland	35,933,902	—	35,933,902	—
Israel	22,837,989	22,837,989	—	—
Italy	25,558,865	—	25,558,865	—
Japan	351,063,085	—	351,063,085	—
Netherlands	82,624,528	—	82,624,528	—
Norway	16,817,358	—	16,817,358	—
Singapore	40,290,380	40,290,380	—	—
South Korea	34,423,045	—	34,423,045	—
Sweden	34,605,684	34,605,684	—	—
Switzerland	92,620,121	—	92,620,121	—
Taiwan	128,626,005	—	128,626,005	—
United Kingdom	298,676,668	—	298,676,668	—
United States	126,814,252	126,814,252	—	—
Uruguay	40,047,524	40,047,524	—	—
|	5

	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Exchange-traded funds	$75,893,490	$75,893,490	—	—
Short-term investments	47,522	47,522	—	—
Total investments in securities	$2,406,811,929	$535,096,840	$1,871,715,089	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,751	—	$69,453,693	$(69,406,779)	$610	$(2)	—	—	$47,522
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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